Stockholders’ Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity (Deficit) [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 13 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

On August 30, 2024, the Company filed a Certificate of Designation for the newly designated Series Quantum Preferred Stock. The number of Series Quantum Preferred Stock designated is 2,000,000. The Series Quantum Preferred Stock contains a liquidation preference over common shareholders equal to 40 times the amount per share to be distributed to the common shareholders, is convertible at the option of the Company or the holder into 40 shares of common stock, contingent upon the Company having enough authorized shares to effectuate the conversion, and carries voting rights on an as-converted-to-common basis such that one share of Series Quantum Preferred Stock has 40 votes. The conversion right shall not become exercisable by the holder until 12 months have elapsed from the date of issuance. As of June 30, 2026 and December 31, 2025, no shares of Series Quantum Preferred Stock were outstanding.

Settlement of Related Party Advance

On May 25, 2025, the Company entered into a settlement agreement with Sean Brehm and affiliated entities to rescind all prior agreements, including the arrangements under which the Series Quantum Preferred Stock discussed above had been issued. Pursuant to the agreement, the Company no longer owes Mr. Brehm compensation for outstanding demand advances totaling $676, and the 1,000,000 shares of Series Quantum Preferred Stock previously issued to Mr. Brehm were cancelled. The settlement was recorded as a capital contribution of $676 to additional paid-in capital.

Business Combination — Telvantis Voice Services, Inc.

In connection with the acquisition of Telvantis Voice Services, Inc. on December 31, 2025, the Company was obligated to issue 1,500,000 shares of common stock to the former shareholders, reflected as common stock to be issued within stockholders’ equity as of December 31, 2025. In January 2026, the Company formally issued 1,000,000 of these shares. The remaining 500,000 shares continue to be reflected as common stock to be issued within stockholders’ equity as of June 30, 2026. See Note 3 — Business Combinations for further details.

Private Placement

In June 2025, the Company commenced a private placement offering for up to 3,333,333 shares of the Company’s common stock at a price of $1.00 per share, or an aggregate of up to $3,333. During the six months ended June 30, 2025, the Company issued 74,700 shares of common stock for total proceeds of $85 under this offering.

On March 16, 2026, the Board of Directors approved a private placement offering of up to $1,000 in restricted shares of the Company’s common stock at a price below market value, to remain open until the Company achieves a listing on the Nasdaq Stock Market. In March, 2026, the Company issued 100,000 shares of common stock at $2.00 per share for aggregate proceeds of $200 under this offering. In June 2026, the Company issued an additional 12,500 shares of common stock at $1.60 per share for aggregate proceeds of $20 under this offering. During the six months ended June 30, 2026, the Company issued a total of 112,500 shares of common stock for aggregate proceeds of $220 under this offering.

Earnout share – TVS

In connection with the acquisition of Telvantis Voice Services, Inc., the Company agreed to issue up to 8,500,000 additional shares of common stock (the “Earn-Out Shares”) upon achievement of specified post-closing performance milestones tied to the Acquired Company’s revenue and operating profit during fiscal year 2026 (the “Earn-Out Milestones”), as described in Note 3 — Business Combinations and Note 4 — Fair Value Measurements. On May 22, 2026, the Board of Directors determined that the Earn-Out Milestones had been achieved or duly accrued for issuance, and the Company issued 6,924,700 Earn-Out Shares to the former shareholders of the Acquired Company in settlement thereof. No cash proceeds were received by the Company in connection with this issuance. The contingent consideration liability was reduced by $14,474, the fair value of the Earn-Out Shares issued, based on the quoted closing price of FCCN’s common stock on the issuance date. The Earn-Out Shares were issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act and Rule 506(b) of Regulation D promulgated thereunder, are restricted securities bearing a customary restrictive legend, and are subject to a lock-up and trickle-out schedule and a 4.9% beneficial ownership cap pursuant to a Lock-Up and Trickle-Out Agreement entered into by each recipient. As of June 30, 2026, 1,575,300 Earn-Out Shares remained unissued and available for future issuance under the Purchase Agreement, subject to achievement of the remaining Earn-Out Milestones. The Min $65,000 Share-Value Guarantee was not settled in connection with this issuance and remains outstanding as of June 30, 2026. See Note 4 — Fair Value Measurements for further information.

Employee Options

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

The Company has adopted a stock option and award plan to attract, retain and motivate its directors, officers, employees, consultants and advisors. Options provide the opportunity to acquire a proprietary interest in the Company and to benefit from its growth. Vesting terms and conditions are determined by the Board of Directors at the time of the grant. The Plan provides for the issuance of up to 15,000,000 common shares for employees, consultants, directors, and advisors.

During the three and six months ended June 30, 2026, the Company granted options to purchase an aggregate of 200,000 shares of common stock to two independent members of the Board of Directors pursuant to a Board resolution dated January 3, 2026. The options have an exercise price of $3.99 per share, representing the closing market price on the grant date, vest over 24 months at a rate of 4,166 shares per month commencing the first full month following the grant date, and are exercisable for five years from the grant date. The grant-date fair value of each award was estimated using the Black-Scholes option pricing model with the following assumptions: stock price and exercise price of $3.99; expected term of 5 years; annualized volatility of 113.18%; risk-free rate of 3.74%; and no dividend yield. The per-option grant-date fair value was $3.24, resulting in aggregate grant-date fair value of $649 for both awards combined. No options were granted during the three and six months ended June 30, 2025.

During the three and six months ended June 30, 2026 and 2025, the Company recognized stock-based compensation expense related to stock options of $227 and $502, and $221 and $636, respectively, included in selling, general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.

As of June 30, 2026, total unrecognized compensation expense related to unvested stock options was $514, which is expected to be recognized over a weighted-average period of approximately 1.51 years.

The following table summarizes stock option activity for the six months ended June 30, 2026:

		Weighted	Weighted
	Stock	Average Exercise	Average Life
	Options	Price	Remaining
Outstanding, December 31, 2025	3,646,875	$0.43	8.45
Issued	200,000	3.99	5
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, June 30, 2026	3,846,875	$0.62	7.78

Vested, December 31, 2025	2,746,875	$0.43	8.45
Vested, June 30, 2026	3,688,535	$0.47	7.92

NOTE 14 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

On August 30, 2024, the Company filed a Certificate of Designation for the newly designated Series Quantum Preferred Stock. The number of Series Quantum Preferred Stock designated is 2,000,000. The Series Quantum Preferred Stock contains a liquidation preference over common shareholders equal to 40 times the amount per share to be distributed to the common shareholders. The Series Quantum Preferred Stock is convertible at the option of the Company or the holder into 40 shares of the Company’s common stock, contingent upon the Company having enough authorized shares to effectuate the conversion. In addition, the conversion right shall not become exercisable by the holder until 12 months have elapsed from the date of issuance of the Series Quantum Preferred Stock. The holders of the Series Quantum Preferred Stock have the right to vote on an as-converted-to-common basis, such that one share of Series Quantum Preferred Stock has 40 votes.

On August 29, 2024, the Company issued 1,000,000 shares of Series Quantum Preferred Stock to Sean Michael Brehm in connection with the acquisition of NNN. Given the related-party and common-control nature of the transaction and its subsequent rescission, the issuance was recorded at par value of $100 (1,000,000 shares at $0.0001 par value), and no separate fair value was ascribed to the Series Quantum Preferred Stock. In connection with the settlement agreement entered into in June 2025, all 1,000,000 shares of Series Quantum Preferred Stock were returned and cancelled at par value, with no gain or loss recognized. The related $675,700 of related-party demand advances was relieved and recorded as an increase to additional paid-in capital. See Note 11 for further details.

As of December 31, 2025 and 2024, the Company had 0 and 1,000,000 shares of Series Quantum Preferred Stock outstanding, respectively.

Restated Share Transfer Agreement

On June 2, 2025, the Company executed a Restated Share Transfer Agreement with Intrepid View Partners, LP, under which Spectral acquired 1,698,890 common shares of a global autonomous vehicle company (the “WAV Company”) for an aggregate purchase price of $16,988,900, which will be paid via the issuance of 1,698,890 restricted shares of Spectral’s common stock.

The WAV Company shares are subject to a 12-month delivery restriction, and both the WAV Company shares and the Spectral shares issued as consideration are subject to a three-year lock-up period. Delivery is contingent upon satisfaction of certain regulatory and procedural requirements, which may involve delays. The Seller makes no representations regarding the financial condition or value of the WAV Company, and the transaction is structured as an “as-is” investment. Both parties have agreed to customary representations, warranties, and mutual indemnification provisions. As of December 31, 2025, the transaction was not yet finalized and as a result, there has been no accounting recognition associated with the Restated Share Transfer Agreement.

Private Placements

In June 2025, the Company commenced an additional private placement offering for up to 2,000,000 shares of the Company’s common stock at a price of $1.00 - $1.49 per share, or an aggregate of $2,000,000. The aggregate offering amount may be increased by the Company in the future. During the year ended December 31, 2025, the Company issued 1,494,700 shares of common stock for total proceeds of $1,834,970 under this offering.

On April 22, 2024, the Board of Directors approved a Private Placement Offering pursuant to Rule 506(b) of the Securities Act of 1933, as amended (the “Securities Act”) for up to 15,000,000 restricted shares of the Company’s common stock at a price of $0.01 per share, or an aggregate of $150,000. The offering commenced on April 22, 2024 and ended on June 3, 2024. During the year ended December 31, 2024, the Company has received $150,040 in proceeds from this offering.

In June 2024, the Company commenced an additional offering looking to raise up to $1,000,000 at a price of $0.20 per shares. As of December 31, 2024, total proceeds of $1,010,000 had been received from this offering. As further discussed in Note 11, this offering was consummated with a related party in connection with the acquisition of NNN.

Business Combinations

On August 1, 2025, the Company issued 8,000,000 shares of common stock in connection with the acquisition of 42 Telecom Ltd., recorded at a fair value of $12,880,000. See Note 3 — Business Combinations for further details.

On December 31, 2025, in connection with the acquisition of Telvantis Voice Services, Inc., the Company became obligated to issue 1,500,000 shares of common stock to the former shareholders, recorded at a fair value of $3,407,250. As the shares had not been formally issued as of December 31, 2025, the obligation is reflected as common stock to be issued within stockholders’ equity in the consolidated balance sheets. See Note 3 — Business Combinations for further details. In January 2026, the Company issued 1,000,000 shares of common stock to the former shareholders of Telvantis Voice Services, Inc.

Settlement of Advances

On May 25, 2025, the Company entered into a settlement agreement with Sean Brehm and affiliated entities to rescind all prior agreements. Pursuant to the agreement, the Company no longer owes Mr. Brehm compensation for outstanding demand advances totaling $675,500. See Note 11 for additional discussion.

On October 29, 2025, the Company issued 10,000 shares of its common stock at $1.00 per share in full settlement of a $10,000 outstanding loan balance due to Quantum Investment Fund 1 LLC. See Note 12— Debt for further details.

During the year ended December 31, 2024, the Company issued 3,563,043 shares of common stock in satisfaction of $81,950 in advances. On the date of the agreement, the fair market value of the common stock per the Company’s closing stock price was $347,040 resulting in an extinguishment of debt of $265,090.

Asset Acquisitions

On October 15, 2025, the Company issued 9,000,000 shares of its common stock at a fair value of $2.19 per share, based on the closing market price on the acquisition date, as consideration for the acquisition of certain intellectual property assets from Eliznikcomp OÜ, an Estonian corporation, for total consideration of $19,710,000. See Note 7 — Intangible Assets for further discussion.

Stock for Services

On October 28, 2025, the Company entered into a twelve-month consulting agreement with Data Center Constructors LLC (“DCC”) for strategic advisory, partnership development, and government relations services. As consideration, the Company issued 50,000 shares of common stock at a fair value of $2.15 per share, valued $107,500 and $200,000 had been paid in cash as of December 31, 2025. Total consideration paid through December 31, 2025 was $307,500.

On December 3, 2025, the Company entered into a marketing services agreement with Finplays LLC (“Finplays”) for investor awareness and public relations services through December 31, 2026. As consideration, the Company issued 2,000,000 restricted shares of common stock at a fair value of $2.16 per share, valued $4,320,000 and agreed to fund a $100,000 cash marketing budget, for total consideration of $4,420,000. The restricted shares are subject to a six-month resale restriction from the date of issuance.

On April 26, 2024, we entered into a consulting contract with Scandere OU (Estonia) (“Scandere”). Scandere has the same management and been contracted on behalf of Sky Data PPL and has experience in the telecommunications industry. Scandere will provide us with management services, CDR processing, fraud management, reporting and analytics and credit and finance management to facilitate our reentry into telecommunication reselling operations. The contract shall remain in force until the completion of the services or the earlier termination of the agreement. As payment for its services, Scandere receives 2,000,000 restricted shares of the Company’s common stock, valued at $194,800 based upon the closing price of the Company’s common stock on the date of the agreement.

Employee Options

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

The Company has adopted a stock option and award plan to attract, retain and motivate its directors, officers, employees, consultants and advisors. Options provide the opportunity to acquire a proprietary interest in the Company and to benefit from its growth. Vesting terms and conditions are determined by the Board of Directors at the time of the grant. The Plan provides for the issuance of up to 15,000,000 common shares for employees, consultants, directors, and advisors. During the year ended December 31, 2024, the Company issued options to purchase 6,810,000 shares of common stock at prices ranging from $0.43 to $0.61 per share. The Company used the following variables to determine the fair value of the options: Closing stock prices ranging from $0.50 - $0.72; expected lives ranging from 6.0 to 7.0 years; volatility of 203.49%; risk free rate of 3.5% and no dividend yield. The total grant date fair value was $3,345,600.

During the years ended December 31, 2025 and 2024, $1,077,319 and $1,165,151 was expensed to selling, general and administrative, respectively. As of December 31, 2025, total unrecognized compensation expense from stock options was $367,500 and is expected to be expensed over 0.5 year. In May 2025, five members of the Board of Directors resigned which resulted in the forfeiture of 3,163,125 options and approximately $930,000 in total unrecognized compensation expense.

The following is a summary of stock option activity for the years ended December 31, 2025 and 2024:

	Stock	Weighted Average	Weighted Average Life
	Options	Exercise Price	Remaining
Outstanding, December 31, 2023	-	-	-
Issued	6,810,000	0.43	10
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, December 31, 2024	6,810,000	0.43	9.45
Issued	-	-	-
Exercised	-	-	-
Forfeited/Expired	(3,163,125)	0.43	8.95
Outstanding, December 31, 2025	3,646,875	$0.43	8.45
Vested, December 31, 2025	2,746,875	$0.43	8.45